Impairment of Securities (Tables)	12 Months Ended
Jun. 30, 2014
Securities Available for Sale [Member]
Schedule of Fair Values and Gross Unrealized Losses on Investments

The following two tables summarize the fair values and gross unrealized losses within the available for sale and held to maturity portfolios.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)

Securities available for sale:
June 30, 2014:
U.S. agency securities	$826	$1	$84	$1	$910	$2
Obligations of state and political subdivisions	946	3	23,140	770	24,086	773
Asset-backed securities	28,404	630	25,169	197	53,573	827
Collateralized loan obligations	84,705	270	24,829	247	109,534	517
Corporate bonds	19,790	210	53,811	1,249	73,601	1,459
Trust preferred securities	—	—	6,766	1,121	6,766	1,121
Collateralized mortgage obligations	21,806	219	50,028	1,515	71,834	1,734
Residential pass-through securities	—	—	123,666	2,765	123,666	2,765

Total	$156,477	$1,333	$307,493	$7,865	$463,970	$9,198

June 30, 2013:
Obligations of state and political subdivisions	$25,307	$2,253	$—	$—	$25,307	$2,253
Asset-backed securities	19,675	620	—	—	19,675	620
Collateralized loan obligations	27,930	70	—	—	27,930	70
Corporate bonds	149,190	949	—	—	149,190	949
Trust preferred securities	—	—	6,324	1,554	6,324	1,554
Collateralized mortgage obligations	60,740	3,525	—	—	60,740	3,525
Residential pass-through securities	244,429	8,545	—	—	244,429	8,545
Commercial pass-through securities	89,695	4,494	—	—	89,695	4,494

Total	$616,966	$20,456	$6,324	$1,554	$623,290	$22,010

Securities Held to Maturity [Member]
Schedule of Fair Values and Gross Unrealized Losses on Investments

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities held to maturity:
June 30, 2014:
U.S. agency securities	$—	$—	$141,919	$1,408	$141,919	$1,408
Obligations of state and political subdivisions	5,808	36	57,056	1,519	62,864	1,555
Collateralized mortgage obligations	30	1	—	—	30	1
Residential pass-through securities	59,993	83	—	—	59,993	83
Commercial pass-through securities	56,234	230	96,937	1,812	153,171	2,042

Total	$122,065	$350	$295,912	$4,739	$417,977	$5,089

June 30, 2013:
U.S. agency securities	$139,699	$3,622	$—	$—	$139,699	$3,622
Obligations of state and political subdivisions	59,109	4,083	—	—	59,109	4,083
Collateralized mortgage obligations	4	1	44	1	48	2
Commercial pass-through securities	90,935	4,716	—	—	90,935	4,716

Total	$289,747	$12,422	$44	$1	$289,791	$12,423